Discontinued Operations and Deconsolidation	12 Months Ended
Dec. 31, 2025
Discontinued Operations And Deconsolidation [Abstract]
DISCONTINUED OPERATIONS AND DECONSOLIDATION

NOTE 3 – DISCONTINUED OPERATIONS AND DECONSOLIDATION

On November 8, 2024, the Company entered into a Settlement Agreement and Release (the “Settlement Agreement”) with Mr. Khurshid, the Company’s former chief executive officer and director and Match Financial Ltd (“Match”), a subsidiary of the Company, pursuant to which the Company agreed, subject to shareholder approval, to sell Digital RFQ Limited (“DRFQ”), a wholly owned subsidiary of the Match to Mr. Khurshid or his nominee. In connection therewith, on December 23, 2024, the parties entered into a Share Purchase Agreement providing for the sale of the subsidiary for consideration of GBP 1, subject to shareholder approval.

As a result of the execution of the Settlement Agreement and management’s commitment to a plan to dispose of the subsidiary, the financial services operating activities met the criteria to be classified as held for sale under ASC 205-20 as of November 8, 2024. Accordingly, the assets and liabilities of the subsidiary were classified as held for sale beginning on that date, and the results of operations of the financial services operating segment have been presented as discontinued operations for all periods subsequent to such classification.

On August 5, 2025, the Company was notified that on July 29, 2025, Match had been placed into administration in the United Kingdom pursuant to the Insolvency Act 1986, and administrators were appointed. On July 29, 2025, the administrators completed a pre-packaged sale of Match’s entire shareholding of the subsidiary to an entity owned by Mr. Khurshid. As a result, the Company lost control of the subsidiary and deconsolidated the subsidiary as of July 29, 2025 in accordance with ASC 810-10-40.

During the preparation of the consolidated financial statements for the quarter ended June 30, 2025, management was unable to obtain complete financial information from the subsidiary due to the loss of direct access to systems and limited cooperation from subsidiary personnel. Accordingly, the results of discontinued operations for the period from April 1, 2025 through July 29, 2025 are based on management’s best estimates derived from historical trends and available information.

Upon deconsolidation, the Company derecognized the subsidiary’s assets and liabilities and recognized a net gain on deconsolidation of approximately $2,491, which is included within other income (expense) in the consolidated statements of operations and comprehensive loss

Summary Reconciliation of Discontinued Operations

The following tables present the balance sheets and the results of operations of the Company classified as discontinued operations for the periods presented:

	December 31,	December 31,
	2025	2024
	USD in thousands	USD in thousands
Assets
Current Assets
Cash and cash equivalents	-	149
Customer custodial funds	-	811
Customer digital currency assets	-	23
Due from affiliates	-	51
Other current assets	-	55
Total Current assets	-	1,089

Non-Current Assets
Intangible asset, net	-	15
Total Non-Current assets	-	15

Total Assets	-	1,104
	December 31,	December 31,
	2025	2024
	USD in thousands	USD in thousands
Liabilities and Shareholders’ Equity
Current Liabilities
Accounts payable	-	504
Customer custodial cash liabilities	-	973
Customer digital currency liabilities	-	11
Due to affiliates	-	480
Loans payable - related parties, current	-	683
Interest payable - related parties, current	-	204
Accrued expenses and other current liabilities	-	308
Total current liabilities	-	3,163

Non-Current liabilities
Loan payable - related parties, net of current portion	-	17
Total Non-Current liabilities	-	17

Total Liabilities	-	3,180

	Year ended December 31	Three months ended December 31	Year ended September 30
	2025	2024	2024

Revenues from financial services	569	404	5,914
Cost of revenues	(96)	(44)	(4,915)
Gross profit	473	360	999

Operating expenses:
General and administrative	(792)	(425)	(8,072)
Total operating expenses	(792)	(425)	(8,072)

Loss from operations	(319)	(65)	(7,073)

Other income (expenses):
Interest expense - related parties	(190)	(82)	(163)
Gain on termination of GSS GSA – related party	-	-	6,083
Gain on deconsolidation	2,491	-	-
Other income (expense)	48	(11)	12
Total other income (expense), net	2,349	(93)	5,932

Net loss from discontinued operations	2,030	(158)	(1,141)